John H. Lively

The Law Offices of John H. Lively & Associates, Inc.

 A Member Firm of The 1940 Act Law GroupTM

11300 Tomahawk Creek Parkway, Suite 310

 Leawood, KS 66211

Phone: 913.660.0778 Fax: 913.660.9157

 john.lively@1940actlawgroup.com

February 1, 2018

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), of the M3Sixty Funds Trust (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust, please find a Post-Effective Amendment No. 8 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “1933 Act”), and Amendment No. 13 to the Trust’s Registration Statement under the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Amendment”) pertaining to the Cognios Large Cap Value Fund(the “Value Fund”), a portfolio series of the Trust.

The Amendment is being filed pursuant to Rule 485(a) for the purpose of modifying the principal investment strategies to the Value Fund to allow the fund to use borrowing for investment purposes.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or john.lively@1940actlawgroup.com.

/s/ John H. Lively

On behalf of The Law Offices of John H. Lively & Associates, Inc.